Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Research and development expenses			$ 121.0
ST Foundation [Member]
Related Party Transaction [Line Items]
Contributed cash amounts to ST Foundation	$ 0.5	$ 0.5	0.5
ST-Ericsson AT SA ("JVD") [Member]
Related Party Transaction [Line Items]
Research and development expenses			$ 121.0